Financial instruments - Trade and Other Payables Details (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Accounts payable, current	$ 371,877	$ 448,154
Other accounts payable, current	783	1,007
Prepayments from customers, current	11,560	22,288
Total, current	384,220	471,449
Accounts payable, noncurrent	0	0
Other accounts payable, noncurrent	0	0
Prepayments from customers, noncurrent	0	0
Total, noncurrent	0	0
Accounts payable	371,877	448,154
Other accounts payable	783	1,007
Prepayments from customers	11,560	22,288
Total	$ 384,220	$ 471,449